Financial Instruments and Risk Management - Summary of Securities That Were in Unrealized Loss Position (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Fair Values, Less than 12 months	$ 332
Unrealized Losses, Less than 12 months	(1)
Fair Values, More than 12 months	0
Unrealized Losses, More than 12 months	0
Fair Values, Total	332
Unrealized Losses, Total	(1)
U.S. Treasury Bonds/Bills [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Values, Less than 12 months	332
Unrealized Losses, Less than 12 months	(1)
Fair Values, More than 12 months	0
Unrealized Losses, More than 12 months	0
Fair Values, Total	332
Unrealized Losses, Total	$ (1)